Details of Significant Accounts - Leasing arrangements, narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Cash outflow for leases	$ 884	$ 891	$ 802
Interest expense on lease liabilities	16	18	15
Expense on short-term lease contracts	306	348	352
Repayments of principal portion of lease liabilities	$ 562	$ 525	$ 435